As filed with the Securities and Exchange Commission on May 9, 2018

File No. 333-124761
File No.  811-21764

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM  N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	26	[	X	]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	29	[	X	]

WINTERGREEN FUND, INC.
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices) (Zip Code)

(888) 468-6473
(Registrant’s Telephone Number, Including Area Code)

Steven Graff
Wintergreen Advisers, LLC
333 Route 46 West, Suite 204
Mountain Lakes, NJ 07046
(Name and Address of Agent for Service)

Copies to:

Patricia A. Poglinco
Seward & Kissel LLP
One Battery Park Plaza
New York, New York 10004

It is proposed that this filing will become effective (check appropriate box):

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	on (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment (“PEA”) No. 26 to the Registration Statement on Form N-1A for Wintergreen Fund, Inc. (the “Fund”) hereby incorporates Parts A, B and C from the Fund’s PEA No. 25 on Form N‑1A filed April 27, 2018.  This PEA No. 26 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 25 to the Fund’s Registration Statement.

SIGNATURES
Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Portland, and State of Maine, on May 9, 2018.

WINTERGREEN FUND, INC.
By: /s/ Richard J. Berthy
Name: Richard J. Berthy
Title: President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and date(s) indicated.

Signature	Title	Date
Principal Executive Officer Richard J. Berthy By: /s/ Richard J. Berthy_____ Name: Richard J. Berthy	President	May 9, 2018

Principal Financial and Accounting Officer Trudance L.C. Bakke By: /s/ Trudance L.C. Bakke__ Name: Trudance L.C. Bakke	Treasurer	May 9, 2018

Director Nathan Adler By:/s/ Richard J. Berthy_____ Name: Richard J. Berthy Title: Attorney in Fact*	Director	May 9, 2018

Director Bradden Backer By:/s/ Richard J. Berthy_____ Name: Richard J. Berthy Title: Attorney in Fact*	Director	May 9, 2018

Director John Keffer By:/s/ Richard J. Berthy_____ Name: Richard J. Berthy Title: Attorney in Fact*	Director	May 9, 2018

Director John Wakely By:/s/ Richard J. Berthy_____ Name: Richard J. Berthy Title: Attorney in Fact*	Director	May 9, 2018
*	Pursuant to powers of attorney previously filed and incorporated herein by reference.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE